Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 5,742,475		¥ 3,640,766		$ 886,486
Non-current assets	1,787,601		1,637,749		275,959
Total assets	7,530,076		5,278,515		1,162,445
Current liabilities	2,156,534		1,080,657		332,913
Non-current liabilities	522,506		532,435		80,661
Total liabilities	2,679,040		1,613,092		413,574
Net revenues	3,463,975	$ 534,746	2,132,949	¥ 1,216,548
Net income/(loss)	990,649	152,931	748,680	456,162
Net cash generated from/(used in ) operating activities	1,461,841	225,669	1,023,743	593,893
Net cash used in investing activities	(407,657)	(62,931)	(1,759,517)	(45,943)
Net cash generated from financing activities	30,200	4,662	647,396	169,298
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	502,938		639,347		77,640
Non-current assets	1,618,469		1,612,276		249,849
Total assets	2,121,407		2,251,623		327,489
Current liabilities	412,994		498,209		63,755
Non-current liabilities	28,445		26,889		4,391
Total liabilities	441,439		525,098		68,146
Net assets	1,679,968		1,726,525		$ 259,343
Net revenues	271,198	41,866	1,473,401	1,216,410
Net income/(loss)	(68,272)	(10,539)	57,358	28,170
Net cash generated from/(used in ) operating activities	(23,630)	(3,648)	102,403	29,925
Net cash used in investing activities	(73,318)	(11,318)	(33,773)	(38,100)
Net cash generated from financing activities	¥ 0	$ 0	¥ 0	¥ 0